Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS ESG Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 96.5%
Australia 3.1%
Government of Australia, REG S, 2.25%, 5/21/2028	AUD	1,275,000	944,760
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	376,087
Suncorp-Metway Ltd., 144A, 2.8%, 5/4/2022		350,000	356,602
(Cost $1,635,266)			1,677,449
Austria 0.6%
Suzano Austria GmbH, 144A, 5.75%, 7/14/2026 (Cost $290,400)		275,000	310,750
Canada 3.2%
Bank of Montreal, 2.9%, 3/26/2022		400,000	409,761
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	234,115
Master Credit Card Trust II, "A", Series 2020-1A, 144A, 1.99%, 9/23/2024		500,000	503,524
Royal Bank of Canada, 2.8%, 4/29/2022		600,000	614,877
(Cost $1,729,223)			1,762,277
Chile 1.5%
Banco del Estado de Chile:
144A, 2.668%, 1/8/2021		300,000	300,823
144A, 2.704%, 1/9/2025		200,000	201,500
Chile Government International Bond, 2.55%, 1/27/2032		300,000	304,500
(Cost $799,352)			806,823
China 1.0%
Tencent Holdings Ltd.:
REG S, 3.595%, 1/19/2028		200,000	213,269
144A, 3.975%, 4/11/2029		325,000	358,462
(Cost $536,693)			571,731
Colombia 0.8%
Bancolombia SA, 3.0%, 1/29/2025		200,000	201,202
Republic of Colombia, 4.5%, 3/15/2029		200,000	225,710
(Cost $397,310)			426,912
France 5.2%
BNP Paribas SA, 144A, 5.198%, 1/10/2030		300,000	359,912
BPCE SA, 144A, 4.625%, 9/12/2028		500,000	574,640
Dassault Systemes SE, REG S, 0.375%, 9/16/2029	EUR	300,000	335,576
Government of France, REG S, 1.5%, 5/25/2050	EUR	850,000	1,175,443
Societe Generale SA:
144A, 2.625%, 9/16/2020		210,000	211,087
144A, 2.625%, 1/22/2025		200,000	202,222
(Cost $2,739,251)			2,858,880
Germany 3.9%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.25%, 2/15/2029	EUR	550,000	652,746
REG S, 1.25%, 8/15/2048	EUR	760,000	1,134,766
Merck Financial Services GmbH, REG S, 0.875%, 7/5/2031	EUR	300,000	343,661
(Cost $2,187,941)			2,131,173
Hungary 0.8%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $455,200)		400,000	421,056
India 0.6%
REC Ltd., 144A, 5.25%, 11/13/2023 (Cost $313,227)		315,000	338,058
Indonesia 0.5%
Perusahaan Penerbit SBSN Indonesia III, 144A, 3.4%, 3/29/2022 (Cost $285,000)		285,000	292,059
Ireland 0.5%
Avolon Holdings Funding Ltd., 144A, 3.25%, 2/15/2027		68,000	68,827
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035		200,000	225,270
(Cost $265,180)			294,097
Italy 1.6%
Republic of Italy:
2.375%, 10/17/2024		435,000	433,738
2.875%, 10/17/2029		435,000	430,315
(Cost $864,815)			864,053
Japan 2.8%
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	1,136,659
Takeda Pharmaceutical Co., Ltd., REG S, 3.0%, 11/21/2030	EUR	280,000	376,957
(Cost $1,568,533)			1,513,616
Luxembourg 0.8%
DH Europe Finance II Sarl:
0.75%, 9/18/2031	EUR	180,000	199,549
2.6%, 11/15/2029		40,000	41,026
3.4%, 11/15/2049		80,000	85,383
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029		120,000	132,189
(Cost $436,922)			458,147
Mexico 1.1%
America Movil SAB de CV, 3.625%, 4/22/2029		292,000	319,562
Mexico Government International Bond, 3.25%, 4/16/2030		300,000	305,250
(Cost $589,589)			624,812
Netherlands 2.1%
ING Groep NV, 3-month USD-LIBOR + 1.000%, 2.909% *, 10/2/2023		400,000	405,510
NXP BV:
144A, 3.875%, 9/1/2022		200,000	208,958
144A, 3.875%, 6/18/2026		170,000	183,055
Telefonica Europe BV, REG S, 3.875%, Perpetual (b)	EUR	300,000	360,164
(Cost $1,120,023)			1,157,687
New Zealand 1.5%
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		500,000	528,481
Bank of New Zealand, 144A, 3.5%, 2/20/2024		300,000	317,799
(Cost $803,270)			846,280
Norway 1.6%
Norsk Hydro ASA, REG S, 2.0%, 4/11/2029 (Cost $887,162)	EUR	750,000	894,472
Panama 0.2%
Global Bank Corp., REG S, 5.25%, 4/16/2029 (Cost $109,188)		100,000	109,315
Portugal 0.8%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $404,000)		400,000	454,672
Singapore 0.6%
BOC Aviation Ltd., 144A, 3-month USD-LIBOR + 1.125%, 3.072% *, 9/26/2023 (Cost $300,000)		300,000	301,870
South Africa 0.4%
Republic of South Africa, 4.875%, 4/14/2026 (Cost $188,762)		200,000	209,569
Spain 2.8%
Banco Santander SA, 2.706%, 6/27/2024		400,000	411,091
Government of Spain, REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	1,148,731
(Cost $1,548,183)			1,559,822
Sweden 2.3%
Fastighets AB Balder, REG S, 1.875%, 1/23/2026	EUR	500,000	587,502
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 2.38% *, 5/24/2021		650,000	652,907
(Cost $1,235,685)			1,240,409
Switzerland 1.4%
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		300,000	331,977
UBS Group AG, 144A, 3.491%, 5/23/2023		400,000	413,797
(Cost $702,467)			745,774
United Arab Emirates 1.3%
DP World Crescent Ltd., REG S, 3.75%, 1/30/2030		200,000	205,266
DP World PLC, 144A, 2.375%, 9/25/2026	EUR	400,000	478,320
(Cost $667,108)			683,586
United Kingdom 6.7%
Standard Chartered PLC, 144A, 4.247%, 1/20/2023		300,000	311,229
United Kingdom Gilt:
REG S, 0.875%, 10/22/2029	GBP	1,370,000	1,869,479
REG S, 1.0%, 4/22/2024	GBP	910,000	1,231,314
Vodafone Group PLC, 3-month USD-LIBOR + 0.990%, 2.833% *, 1/16/2024		280,000	283,788
(Cost $3,500,183)			3,695,810
United States 46.8%
AbbVie, Inc.:
144A, 3.2%, 11/21/2029		60,000	62,309
144A, 4.25%, 11/21/2049		40,000	43,473
4.45%, 5/14/2046		100,000	112,469
Aircastle Ltd., 4.4%, 9/25/2023		434,000	465,612
Alcon Finance Corp., 144A, 3.0%, 9/23/2029		500,000	519,524
American Express Co., 3.125%, 5/20/2026		150,000	159,751
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046		200,000	248,564
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039		90,000	116,907
Anthem, Inc., 2.875%, 9/15/2029		40,000	40,355
Apple, Inc.:
2.05%, 9/11/2026		116,000	117,146
3.75%, 9/12/2047		125,000	145,030
AT&T, Inc.:
3.4%, 5/15/2025		140,000	148,547
4.1%, 2/15/2028		95,000	105,169
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.106% *, 6/15/2035		500,000	500,152
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.026% *, 9/15/2034		333,000	332,998
Bank of America Corp.:
2.884%, 10/22/2030		150,000	155,620
3.824%, 1/20/2028		339,000	371,555
4.3%, Perpetual (b)		224,000	224,000
Barclays Dryrock Issuance Trust, "A", Series 2019-1, 1.96%, 5/15/2025		430,000	433,714
Boston Properties LP, 4.5%, 12/1/2028		250,000	291,136
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	84,684
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		100,000	123,120
Broadcom, Inc., 144A, 3.625%, 10/15/2024		300,000	315,720
BX Commercial Mortgage Trust, "C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 2.776% *, 11/15/2035		165,789	165,841
Carnival PLC, 1.0%, 10/28/2029	EUR	250,000	279,320
Caterpillar, Inc., 3.25%, 9/19/2049		60,000	63,035
Cigna Corp., 4.375%, 10/15/2028		150,000	169,121
Citigroup, Inc.:
2.976%, 11/5/2030		70,000	72,643
3.98%, 3/20/2030		156,000	174,356
CSX Corp.:
3.35%, 9/15/2049		60,000	61,893
4.5%, 3/15/2049		29,000	35,659
CVS Health Corp., 5.05%, 3/25/2048		100,000	121,214
Dell International LLC, 144A, 4.9%, 10/1/2026		231,000	257,162
Eli Lilly & Co.:
0.625%, 11/1/2031	EUR	100,000	113,752
1.7%, 11/1/2049	EUR	310,000	360,641
Equinix, Inc.:
(REIT), 2.625%, 11/18/2024		103,000	104,101
(REIT), 3.2%, 11/18/2029		92,000	95,249
ERP Operating LP, (REIT), 4.15%, 12/1/2028		200,000	229,932
Estee Lauder Companies, Inc.:
2.375%, 12/1/2029		29,000	29,695
3.125%, 12/1/2049		42,000	43,819
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.011% *, 1/25/2031		500,000	509,494
Federal Home Loan Mortgage Corp., "PI", Series 3940, Interest Only, 4.0%, 2/15/2041		201,731	22,641
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		156,567	25,123
FedEx Corp., 4.05%, 2/15/2048		125,000	126,775
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.161% *, 3/25/2030		500,000	517,976
Government National Mortgage Association:
3.0%, 11/20/2044		1,759,630	1,827,063
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		132,522	10,854
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		139,219	24,836
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		172,744	30,800
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		107,014	19,495
7.0% with various maturities from 1/15/2029 until 2/15/2029		18,643	19,807
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		50,000	51,708
Hasbro, Inc., 3.55%, 11/19/2026		83,000	86,485
HCA, Inc.:
5.5%, 6/15/2047		200,000	237,156
5.625%, 9/1/2028		150,000	173,812
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025		600,000	613,500
Home Depot, Inc.:
3.125%, 12/15/2049		75,000	77,266
4.5%, 12/6/2048		100,000	126,647
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		95,000	101,519
International Business Machines Corp., 3.5%, 5/15/2029		250,000	274,986
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 2.926% *, 1/15/2033		230,000	229,716
JPMorgan Chase & Co.:
2.739%, 10/15/2030		100,000	102,656
3.782%, 2/1/2028		150,000	164,394
Kroger Co., 4.5%, 1/15/2029 (c)		200,000	230,148
Lam Research Corp., 4.0%, 3/15/2029		56,000	63,130
Lamar Media Corp., 144A, 3.75%, 2/15/2028 (d)		110,000	110,735
Lowe's Companies, Inc., 4.55%, 4/5/2049		54,000	64,956
Merck & Co., Inc., 4.0%, 3/7/2049		230,000	280,569
Microsoft Corp., 3.7%, 8/8/2046		64,000	75,301
Morgan Stanley, 4.431%, 1/23/2030		140,000	161,509
MSCI, Inc., 144A, 4.0%, 11/15/2029		80,000	81,700
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		150,000	181,483
NortonLifeLock, Inc., 3.95%, 6/15/2022		275,000	282,557
Oracle Corp., 4.0%, 11/15/2047		65,000	76,183
PayPal Holdings, Inc.:
2.65%, 10/1/2026		152,000	156,450
2.85%, 10/1/2029		150,000	154,238
PepsiCo, Inc., 3.375%, 7/29/2049		55,000	60,063
PNC Financial Services Group, Inc., 3.5%, 1/23/2024		330,000	351,926
Prudential Financial, Inc., 4.35%, 2/25/2050		100,000	119,224
Santander Holdings U.S.A., Inc., 144A, 3.244%, 10/5/2026		205,000	210,113
Select Medical Corp., 144A, 6.25%, 8/15/2026		180,000	194,189
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		400,000	395,627
Starbucks Corp., 4.5%, 11/15/2048		200,000	237,364
State Street Corp., 2.4%, 1/24/2030		288,000	291,094
The Goldman Sachs Group, Inc.:
3.625%, 2/20/2024		160,000	170,170
4.4%, Perpetual (b)		58,000	58,072
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		140,000	142,167
U.S. Treasury Bills:
1.595% **, 9/10/2020 (e)		105,000	104,047
1.763% **, 7/16/2020 (f)		1,113,000	1,105,426
U.S. Treasury Bond, 2.25%, 8/15/2049		2,295,000	2,416,025
U.S. Treasury Notes:
1.5%, 11/30/2024		768,000	774,360
1.75%, 11/15/2029		3,131,000	3,196,188
Union Pacific Corp.:
3.75%, 2/5/2070		115,000	117,347
144A, 3.839%, 3/20/2060		130,000	138,478
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		54,000	56,156
4.45%, 12/15/2048		130,000	158,136
Waste Management, Inc., 3.45%, 6/15/2029		90,000	98,587
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		325,000	346,898
Welltower, Inc., (REIT), 3.1%, 1/15/2030		80,000	83,423
(Cost $24,352,424)			25,613,736
Total Bonds (Cost $50,912,357)			52,864,895
Commercial Paper 0.9%
Nationwide Building Society, 2.225% **, 3/12/2020 (Cost $498,795)		500,000	499,030
		Shares	Value ($)
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (g) (h) (Cost $233,640)		233,640	233,640
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.59% (g) (Cost $194,771)		194,771	194,771
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,839,563)		98.2	53,792,336
Other Assets and Liabilities, Net		1.8	974,959
Net Assets		100.0	54,767,295

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (g) (h)
227,700	5,940(i)	—	—	—	690	—	233,640	233,640
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.59% (g)
1,545,699	4,864,742	6,215,670	—	—	2,766	—	194,771	194,771
1,773,399	4,870,682	6,215,670	—	—	3,456	—	428,411	428,411

*	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Perpetual, callable security with no stated maturity date.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2020 amounted to $227,847, which is 0.4% of net assets.
(d)	When-issued security.
(e)	At January 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At January 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2020	10	1,427,865	1,456,563	(28,698)
Ultra Long U.S. Treasury Bond	USD	3/20/2020	6	1,132,103	1,162,125	(30,022)
Total unrealized depreciation						(58,720)

At January 31, 2020, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	12/20/2024	1,000,000	USD	(81,792)	86,198	4,406

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
As of January 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,900,000	USD	2,465,134	2/19/2020	(45,044)	State Street Bank & Trust Co.
USD	8,872,508	JPY	960,000,000	2/21/2020	(3,017)	State Street Bank & Trust Co.
Total unrealized depreciation					(48,061)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (a)
Bonds	$—	$52,864,895	$—	$52,864,895
Commercial Paper	—	499,030	—	499,030
Short-Term Investments (a)	428,411	—	—	428,411
Derivatives (b)
Credit Default Swap Contracts	—	4,406	—	4,406
Total	$428,411	$53,368,331	$—	$53,796,742
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(58,720)	$—	$—	$(58,720)
Forward Foreign Currency Contracts	—	(48,061)	—	(48,061)
Total	$(58,720)	$(48,061)	$—	$(106,781)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts	Swaps
Foreign Exchange Contracts	$ —	$ (48,061)	$ —
Interest Rate Contracts	$ (58,720)	$ —	$ 4,406